Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[2]
Cash and cash equivalents.
Restricted cash	$ 25	$ 20
Cash held in countries with foreign exchange regulations	99	89
Cash at bank and in hand	1,390	997
Money market funds	144	30
Short-term bank deposits	785	131
Cash and cash equivalents in the Consolidated Balance Sheet	2,319	1,158	[1]	$ 1,989	[1]
Bank overdraft	(730)	(691)
Cash and cash equivalents in the Consolidated Cash Flow Statement	$ 1,589	$ 467	[2]	$ 1,062	[2]	$ 1,064

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section